Schedule of Investments (unaudited) June 30, 2019	iShares® Global Clean Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 4.9%
Verbund AG	248,139	$12,998,717

Canada — 6.6%
Boralex Inc., Class A	381,974	5,755,553
Canadian Solar Inc.(a)(b)	247,739	5,408,142
Innergex Renewable Energy Inc.	614,008	6,550,045

		17,713,740

China — 18.4%
China Everbright International Ltd.	12,423,000	11,464,938
China Longyuan Power Group Corp. Ltd., Class H	17,273,000	11,076,830
GCL-Poly Energy Holdings Ltd.(a)(b)	67,285,000	3,703,366
Huaneng Renewables Corp. Ltd., Class H	26,572,000	7,312,615
JinkoSolar Holding Co. Ltd., ADR(a)(b)	150,048	3,254,541
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	4,305,432	4,706,354
Xinyi Solar Holdings Ltd.	15,744,000	7,758,643

		49,277,287

Denmark — 4.5%
Vestas Wind Systems A/S	140,619	12,165,238

Germany — 1.8%
Nordex SE(a)	345,317	4,766,155

New Zealand — 11.2%
Contact Energy Ltd.	2,802,441	15,058,073
Meridian Energy Ltd.	4,709,021	15,023,363

		30,081,436

Norway — 1.7%
Scatec Solar ASA(c)	447,849	4,477,938

Spain — 4.6%
Siemens Gamesa Renewable Energy SA	737,018	12,270,806

United Kingdom — 2.8%
Atlantica Yield PLC	328,922	7,456,662

United States — 35.4%
Covanta Holding Corp.	649,083	11,625,077
Enphase Energy Inc.(a)(b)	425,928	7,764,667
First Solar Inc.(a)(b)	207,488	13,627,812
Ormat Technologies Inc.	225,746	14,310,039
Pattern Energy Group Inc., Class A	507,705	11,722,909
Renewable Energy Group Inc.(a)(b)	207,485	3,290,712
SolarEdge Technologies Inc.(a)(b)	247,091	15,433,304

Security	Shares	Value

United States (continued)
Sunrun Inc.(a)(b)	416,945	$7,821,888
TerraForm Power Inc., Class A	453,731	6,488,353
TPI Composites Inc.(a)(b)	101,749	2,515,235

		94,599,996

Total Common Stocks — 91.9% (Cost: $209,873,945)		245,807,975

Preferred Stocks

Brazil — 7.4%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	3,291,716	12,541,438
Cia. Paranaense de Energia, Class B, Preference Shares, ADR, NVS	563,959	7,162,279

		19,703,717

Total Preferred Stocks — 7.4% (Cost: $13,138,637)		19,703,717

Short-Term Investments

Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(d)(e)(f)	23,894,407	23,906,354
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	90,183	90,183

		23,996,537

Total Short-Term Investments — 8.9% (Cost: $23,988,516)		23,996,537

Total Investments in Securities — 108.2% (Cost: $247,001,098)		289,508,229

Other Assets, Less Liabilities — (8.2)%		(22,063,580)

Net Assets — 100.0%		$267,444,649

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Clean Energy ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	24,723,541	(829,134)	23,894,407	$23,906,354	$78,510	(a)	$3,196	$539
BlackRock Cash Funds: Treasury, SL Agency Shares	305,777	(215,594)	90,183	90,183	1,263		—	—

				$23,996,537	$79,773		$3,196	$539

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$245,807,975	$—	$—	$245,807,975
Preferred Stocks	19,703,717	—	—	19,703,717
Money Market Funds	23,996,537	—	—	23,996,537

	$289,508,229	$—	$—	$289,508,229

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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